Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Material accounting policies
Basis of preparation

- Basis of preparation -

The consolidated financial statements cover the twelve-month periods ended December 31, 2024, 2023 and 2022.

In accordance with Regulation No. 1606/2002 of the European Parliament and Council of July 19, 2002 on the application of international accounting standards, Evotec has presented its consolidated financial statements in accordance with IFRS since 2005. The term “IFRS” refers collectively to international accounting and financial reporting standards (IASs and IFRSs) and to interpretations of the interpretations committees (SIC and IFRIC) with mandatory application as of January 1, 2024. The consolidated financial statements of Evotec as of December 31, 2024 have been prepared in compliance with IFRS as issued by the International Accounting Standards Board (IASB) and with IFRS as endorsed by the EU as of December 31, 2024.

Evotec SE, as the ultimate parent company, prepares its consolidated financial statements in its functional currency, the Euro. All amounts in the notes are stated in thousands of Euros (k€) unless otherwise noted. The Euro is the reporting currency of the Group. Due to rounding, amounts may not add up precisely to the totals provided.

The consolidated financial statements have been prepared in accordance with the IFRS general principles of fair presentation, going concern, accrual basis of accounting, consistency of presentation, materiality, and aggregation. The presentation of the consolidated income statement is based on the internal functions of the Group.

Additional requirements of Section §315e (1) of the German Commercial Code (HGB) have been applied in accordance with the version endorsed at the end of the reporting period.

Significant accounting judgements and estimates

- Significant accounting judgements and estimates-

The preparation of the Consolidated Financial Statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies, the reported amounts of assets, liabilities, revenues and expenses, the accompanying disclosures, as well as the disclosure of contingent liabilities. These estimates inherently contain a degree of uncertainty. Actual results may differ from these estimates under different assumptions or conditions.

The Group evaluates these accounting judgements and estimates on an ongoing basis and bases the estimates on historical experience, current and expected future outcomes, third-party valuation and various other assumptions that the Group believes are reasonable under the circumstances. Existing circumstances and assumptions about future developments may change due to circumstances beyond the Group’s control and are reflected in the assumptions if and when they occur.

The Group revises significant estimates as relevant and applicable if changes occur in circumstances or if new information or historical data is available and would require Evotec to do so.

The areas where the most significant judgements and estimates are made relate to the following areas:

Judgement:

●	Revenue recognition, determination of performance obligations and allocation of consideration as well as determination of advancement for over time performance obligations;
●	Determination of the lease term and more specifically the assessment whether a lease option to extend or cancel a lease in which the Group is a lessee is reasonably certain to be exercised or not;
●	Likelihood of occurrence of provisions, uncertain tax positions and contingent liabilities;
●	Impairment analyses in relation with goodwill and intangible assets are performed annually as well as the determination of whether the carrying value exceeds the recoverable amount whenever a triggering event occurs. These analyses are generally based on estimates of discounted future cash flows;
●	Determination of the fair values of Level 3 financial assets where significant inputs of the fair value measurement are not based on observable market data;
●	Determination of marketing approval from regulatory authorities as a requirement for internally developed intangible capitalization;
●	Determination of the recoverability of deferred tax assets;
●	Identification of contingent liabilities and onerous contracts

Estimates:

●	Assessment of the recoverable amount of goodwill and intangible assets;
●	Measurement of the recoverability of deferred tax assets;
●	Determination of fair values of acquired identifiable intangible assets as part of a business combination;
●	Determination of budgeted FTE rates in the assessment of percentage of completion in relation with revenue recognition

The Group considers the potential impact of climate related matters in estimates and assumptions, where appropriate, and monitors relevant changes and developments, including changes in legislation which may affect the fair value of financial assets and liabilities in the Consolidated Financial statements especially but not limited to deferred tax assets recoverability, useful life of tangibles and intangibles and provisions.

Even though climate-related matters increase the uncertainty in estimates and assumptions, as of December 31, 2024 the Group does not believe that the impact of climate related matters would be material to the Consolidated Financial Statements.

For further discussion of these significant judgements and estimates, reference is made to the respective Accounting Policies and Notes within these Consolidated Financial Statements that relate to the above topics.

Basis of consolidation

- Basis of consolidation -

The Consolidated Financial Statements comprise the financial statements of Evotec SE and all the subsidiaries that the Company controls, i.e. when it is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and in cases where the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including the contractual arrangement(s) with the other vote holders of the investee, rights arising from other contractual arrangements and the Group’s voting rights and potential voting rights.

Subsidiaries

Subsidiaries are fully consolidated from the date that control commences until the date that control ceases. Transactions between consolidated companies are eliminated, as well as intragroup profits.

Associates

Associates are all entities over which the Group has significant influence but no control. Significant influence is presumed with a shareholding between 20% and 50% of the voting rights or when the Group has board representation through which it is able to exercise significant influence, such as, but not limited to participating in the financial and operating policy decisions of that entity but does not have the power to exercise control or joint control over those policies. Investments in associates are accounted for using the at-equity method and are initially recognized at cost. Unrealized gains and losses from transactions between the Group and its associates or joint ventures are recognized only to the extent of unrelated investors` interests in the associates.

Loss of control

Upon loss of control, the Group derecognizes the assets and liabilities of the subsidiary, any non-controlling interests, and other components of equity (if any) related to the subsidiary. Any surplus or deficit arising from the loss of control is recognized in the Consolidated Income Statement. If the Group retains any interest in the previous subsidiary, such interest is measured at fair value at the date the control is lost. Subsequently, it is accounted for as either an equity accounted investee or as a financial asset depending on the level of influence retained.

All intercompany receivables, liabilities and all intercompany revenue, income, expenses and all intragroup profits or losses are eliminated in the consolidation.

The financial statements of all to be consolidated subsidiaries are prepared using the same reporting date as the consolidated financial statements (December 31).

Foreign currencies

- Foreign currencies -

Foreign currency transactions

The financial statements of all Evotec Group entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The Euro (EUR) is the functional currency of the Group and the presentation currency of the Consolidated Financial Statements.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or the valuation in cases where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to Euro at the exchange rates prevailing at the reporting date. The income and expenses of foreign operations are translated to Euros at the monthly average foreign exchange rate.

Foreign currency differences arising upon translation of foreign operations into Euros are recognized in Other Comprehensive Income and presented as part of currency translation reserves in Shareholders Equity. In the balance sheet these are recognized under retained earnings.

When a foreign operation is disposed of, leading to a loss of control, significant influence or joint control, the cumulative amount in the currency translation differences related to the foreign operation is reclassified to the Consolidated Income Statement as part of the gain or loss on disposal.

Application of standards; amendments and interpretations

- Application of standards; amendments and interpretations-

The following amendments became effective as at January 1, 2024:

●	Amendments to IFRS 16 - Lease Liability in a Sale and Leaseback Transaction (January 1, 2024)
●	Amendments to IAS 1 - Classification of Liabilities as Current or Non-current (including the amendment to IAS 1 - Classification of Liabilities as Current or Non-current - Deferral of Effective Date issued in July 2020) (January 1, 2024)
●	Amendments to IAS 1 - Non-current Liabilities with Covenants (January 1, 2024)
●	Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements (January 1, 2024)

None of those amendments had a significant impact on the Group’s consolidated financial statements for the 12 months period ended December 31, 2024.

The following amendments will become effective after January 1, 2025, however, may be early adopted:

●	Amendments to IAS 21 - Lack of Exchangeability (January 1, 2025)
●	Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments (January 1, 2026)
●	Amendments to IFRS 9 and IFRS 7 - Power Purchase Agreements (January 1, 2026)
●	IFRS 18 - Presentation and Disclosures in Financial Statements (January 1, 2027)

Evotec has not early adopted any new standards, interpretations or amendments that have been issued but are not yet effective in these consolidated financial statements.

IFRS 18 is expected to change the presentation of the Income statement and to differentiate between earnings from operating activities, investment activities and financing activities. IFRS 18 will also add additional disclosures but will not change any accounting policies on recognition and measurement, hence it will not change reported net results. Apart from that, none of those amendments are expected to have a significant impact on the Group´s consolidated financial statements.

Revenue

Revenue from contracts with customers

Revenue is recognized when the control over separable goods, services or research services is transferred to the customer, provided that a contract with enforceable rights and obligations exists and that collectability of consideration is probable. The Group assesses collectability based on a number of factors, including past transaction history with the customer and the customer’s creditworthiness.

Multi-element contracts

The Group regularly enters into arrangements for the R&D and subsequent manufacture of product candidates. Such arrangements may require the Group to deliver various rights, services and/or goods, including intellectual property rights, licenses, technology access fee, R&D services, and manufacturing services. The underlying terms of these arrangements generally provide for consideration to the Group in the form of non-refundable upfront fees, development and R&D or commercial performance milestone payments, royalty payments or profit sharing.

In arrangements involving more than one performance obligation, each required performance obligation is evaluated to determine whether it qualifies as a distinct performance obligation based on whether:

●	the customer can benefit from the good or service either on its own or together with other resources that are readily available and
●	the good or service is separately identifiable from other promises in the contract.

The consideration under the arrangement is then allocated to each separate distinct performance obligation based on its respective relative stand-alone selling price. The estimated selling price of each deliverable reflects the Group´s best estimate of what the selling price would be if the deliverable was regularly sold by the Group on a stand-alone basis or by using an adjusted market assessment approach if the selling price on a stand-alone basis is not available.

The consideration allocated to each distinct performance obligation is recognized as revenue when control of the related goods or services is transferred. For performance obligations satisfied over time, the Group usually uses an FTE input-based method to determine the percentage of completion. In rare instances, the Group enters into performance obligations of providing a service of standing ready to provide goods or services.

Consideration associated with at-risk substantive performance milestones is recognized as revenue when it is highly probable that a significant reversal of the cumulative revenue recognized will not occur.

Material payments for those services are generally made in advance by the customer and recorded as contract liabilities until the related performance obligations are satisfied.

Contract assets are recognized in case the Group´s progress of completion of its performance obligations exceeds the amount of the payments received.

Milestone payments

Milestone payments for research and development are contingent upon the occurrence of a future event and represent a variable consideration. The Group usually estimates at contract’s inception that the most likely amount for milestone payments is zero. The most likely amount method of estimation is considered the most predictive for the outcome since the outcome is binary; e.g. achieving a specific success in clinical development (or not).

The Group includes milestone payments in the total transaction price only to the extent that it is highly probable that a significant reversal of revenue will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Service Fees

Service fees for the assignment of personnel to research and development collaborations are recognized as revenues in the period the services were provided.

Technology access fees

Revenue from technology access fees is recognized over the related service period. Payments for technology access fees are generally paid in full or in parts in advance and recorded as contract liabilities until earned.

Licenses of intellectual property

The Group distinguishes between the right to use IP and the right to access IP. Revenue for a right-to-use license is recognized by the Group when the licensee can use and benefit from the IP after the license term begins, e.g., the Group has no further obligations in the context of the out-licensing of a drug candidate or technology. In practice that means at the date of the sale or when the licensee gains effectively access.

Revenue from a right to access license of the intellectual property is recognized when the Group undertakes activities during the license term that significantly affect the IP, the customer is directly exposed to any positive or negative effects of these activities, and these activities do not result in the transfer of a good or service to the customer. Revenues from the right to access the IP are recognized on a straight-line basis over the license term.

Royalties

The Group receives royalties generated from successful development. Those royalties are generally sales based with additional milestones payments depending on the underlying market or product. The revenue generated from royalties is recognized as the underlying sales occur when it is highly probable that the consideration will be received.

Financing component and time value of money

The Group does not enter into arrangements where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year or the cash consideration and the stand alone selling price differs significantly. Additionally, the Group does not consider any prepayments provided by the customer as financing components. Consequently, the Group does not adjust any of the transaction prices for the time value of money.

Contract assets

Contract assets correspond to amounts accrued or due by customers for work in progress depending on the stage of completion of the analysis/work performed. The Group regularly assesses the state of its billing operations and the level of payer’s reimbursements based on specific facts and circumstances and historical recoverability data in order to identify issues which may impact the collection.

Contract liabilities

A contract liability is the obligation of the Group to transfer goods or services to a customer for which the Group has received a consideration (or an amount of consideration is due). If a customer pays the consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made, or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group fulfills its contractual obligation. The Group´s contracts do not include financing components as all up-front consideration received are prepayments on service obligations.

Revenue from contributions

Revenue Recognition from Contributions

The Group receives private contributions for which the existence of an adequate exchange transaction for research projects serving the public good is refuted. A realization of revenue from contracts with customers is not possible. A private contribution exists for which a contribution revenue item is recognized.

The effect on profit or loss is immediate or occurs over the period in which the subsidized service is provided. A liability item must be recognized for a contribution that has already been received, but this is not a contractual obligation, but rather other liability. The reversal of the liability item is gross, i.e., as contribution revenue separately from the revenues.

Other operating income (Loss)

Operating income excludes in general items that are not directly related to the Group’s operating activities, except cyber-related costs which are also included in the operating income. Activities in relation with the Group´s operating activities primarily relate to gains or losses on the disposal of material property, plant and equipment, gains or losses on the sale of Group companies, associates and joint ventures, indemnification provisions as well as disputes with minority shareholders.

Other Operating Income

The Group may receive tax credits from tax development programs in the context of qualifying R&D expenses in different jurisdictions. Such tax refunds regularly result in amounts which can be offset against taxable income, to provide a partial or full relief from tax or other payments to fiscal authorities. The Group determined that under its significant tax development programs, the feature of the credit is provided in a way which allows either offsetting against taxable income or instead, when insufficient taxable profits are available, direct reimbursement and payment in cash. In addition, the tax development programs are provided for specific activities, often limited to specific R&D expenses. As such, the Group accounts for such tax development programs as other operating income and does not account for such income as tax income or offsets tax credits from income tax expense.

In certain cases, the Group recharges indirect costs to third parties. The income from those recharges is recognized in other operating income when it is a direct reimbursement of costs. There is no underlying direct exchange of services for this income and therefore a recognition as revenues is not suitable. The relating expenses are recognized in other operating expenses as well as in R&D expenses.

Research and development

Research activities expenses undertaken with the prospect of gaining new scientific or technical knowledge and understanding are recognized in profit or loss when incurred. Refer to Note 9 for further details regarding the capitalization policy of IP R&D and other related expenses.

Government Grants

Government grants are recognized when all the conditions associated to those grants have been substantially complied with, and all attached conditions have been complied with. When the grant relates to an expense item, it is recognized as a reduction of the related expense. When the grant relates to an asset, it is recognized as income evenly over the expected useful life of the related asset.

Reorganization Costs

Reorganization costs include personnel costs related to termination benefits, site closure and contract termination costs, impairment losses recognized in accordance with IFRS 5 as well as other costs. Termination benefits are recognized when

–	it is probable that employees will be entitled to benefits and
–	the amounts can be reasonably estimated.

Estimates of termination benefits are based on negotiations with social partners, common practices in the industry, and the existence of statutory required minimum benefits. Site closure, contract termination and other costs are recognized when they are incurred. The impairment loss in accordance with IFRS 5 is based on the difference between the carrying amount of the disposal group, measured according to the applicable IFRSs until classification as held for sale, and the fair value less costs to sell. The specific restructuring measures and associated estimated costs are based on management’s best judgment under the existing circumstances at the time the estimates are made. If future events require changes to these estimates, such adjustments will be reflected in the period of the revised estimate.

Research and development

Research and development

Research activities expenses undertaken with the prospect of gaining new scientific or technical knowledge and understanding are recognized in profit or loss when incurred. Refer to Note 9 for further details regarding the capitalization policy of IP R&D and other related expenses.

Government Grants

Government Grants

Government grants are recognized when all the conditions associated to those grants have been substantially complied with, and all attached conditions have been complied with. When the grant relates to an expense item, it is recognized as a reduction of the related expense. When the grant relates to an asset, it is recognized as income evenly over the expected useful life of the related asset.

Income and deferred tax

Income taxes comprise current, non-current and deferred tax.

Income tax is recognized in the Consolidated Income Statement except to the extent that it relates to items recognized directly within equity or in Other Comprehensive Income.

Current tax is the expected taxes payable on the taxable income for the year, using tax rates enacted at the reporting date, and any adjustment to tax payable in respect of previous years. The tax rates for domestic companies are between 31% and 32% and for foreign companies between 17% and 28%.

In cases where amounts recognized in the tax returns are likely not to be realized (uncertain tax positions), a tax liability is recorded. The amount is determined from the best possible estimate of expected tax payments (most likely amount of tax uncertainty). Tax claims from uncertain tax positions are only recognized if their realization is probable. Only in the case of an existing tax loss carryforward or an unused tax credit there is no tax liability or tax claim recognized for these uncertain tax positions; instead, the deferred tax asset for the unused tax loss carryforwards and tax credits is adjusted accordingly. This assessment relies on estimates and assumptions and may involve a series of judgements about future events.

New information may become available that causes the Group to change its judgement regarding adequacy of existing tax assets and liabilities. Such changes to tax assets and liabilities will impact the income tax expense in the period during which such a determination is made.

Deferred tax assets and liabilities are recognized, using the Balance Sheet method, for the expected tax consequences of temporary differences between the carrying amounts of assets and liabilities according to IFRS and the amounts used for taxation purposes. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred taxes are recognized for all taxable temporary differences, except:

●	temporary differences arising on the initial recognition of goodwill,
●	temporary differences on the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss, and at the time of the transaction, does not give rise to equal taxable and deductible temporary differences,
●	temporary differences relating to investments in subsidiaries, associates, and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity or on different taxable entities, but the Group intends to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that there will be future taxable profits against which they can be utilized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. The Group considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

In 2024, deferred tax assets amounting to € 16,632k (December 31, 2023: € 5,239k) were recognized across multiple subsidiaries that incurred losses during the current or prior financial year. Those losses were mainly incurred due to exceptional circumstances, i.e. the cyber-attack in 2023, ramp-up costs related to construction of the biomanufacturing facility in Toulouse and the restructuring costs in 2024. Based on positive future earnings projections, it is considered probable that sufficient taxable income will be available in the future to utilize the recognized deferred tax assets.

International Tax Reform - Pillar II Framework

The Group falls within the scope of application of the so-called Pillar II Framework, that entered into force in the German legislation on December 28, 2023.

The Minimum Tax Act applies for the first time financial years beginning on or after December 30, 2023 (“MinStG”). Pillar II legislation has been enacted or substantially enacted in a number of other jurisdictions in which the Group operates, effective for the financial year beginning January 1, 2024. As the Group is in scope of the Pillar II legislation the Group may be liable to pay a top-up tax for each jurisdiction having an effective tax rate below 15%.

During the transitional period from 2024 to 2026, the top-up tax can, upon request, be deemed zero for a jurisdiction where the requirements of the country by country reporting safe harbor rules are met. The Group will exercise this option, which based on the 2024 fiscal year, will lead to the Company being exempt from minimum taxation in most of the jurisdictions in which it operates.

The application of the global minimum tax rules, as implemented into domestic legislation of the jurisdictions in which the Group operates, results in no material minimum tax being recognized in 2024.

The Group has applied the exception to recognizing and disclosing information about deferred taxes relating to Pillar II income taxes, as provided by the amendment to IAS 12 issued in May 2023 and endorsed in the EU in November 2023.

Current assets and liabilities

Trade accounts receivable

Trade accounts receivable are initially recognized at the transaction price in accordance with IFRS 15. For trade accounts receivable, the Group applies the simplified approach with expected lifetime credit losses recognized from initial recognition of the receivables in the income statement. The provision for doubtful debts is established using an expected credit loss model (ECL) using the simplified approach in accordance with IFRS 9. The carrying amount of trade accounts receivable is reduced through the use of an allowance account. Impaired trade accounts receivables are derecognized when they are assessed as uncollectible.

Inventories

In accordance with IAS 2, inventories are stated at the lower of cost or net realizable value. The cost of inventories comprises all costs of purchase, manufacturing, as well as other costs incurred in bringing the inventories to their present location and condition.

The cost of inventories is predominantly determined by using the weighted average cost method. Depending on the nature of inventory, the Group also applies the first-in, first-out method in rare cases. The net realizable value represents the estimated sales price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Write-downs of inventories which are considered obsolete or slow moving are computed taking into account their expected future utilization and their net realizable value. The Group also considers other reasons that the cost of inventories may not be recoverable such as damage, obsolescence, expiration date or declines in selling price.

Trade accounts receivable

Trade accounts receivable

Trade accounts receivable are initially recognized at the transaction price in accordance with IFRS 15. For trade accounts receivable, the Group applies the simplified approach with expected lifetime credit losses recognized from initial recognition of the receivables in the income statement. The provision for doubtful debts is established using an expected credit loss model (ECL) using the simplified approach in accordance with IFRS 9. The carrying amount of trade accounts receivable is reduced through the use of an allowance account. Impaired trade accounts receivables are derecognized when they are assessed as uncollectible.

Inventories

Inventories

In accordance with IAS 2, inventories are stated at the lower of cost or net realizable value. The cost of inventories comprises all costs of purchase, manufacturing, as well as other costs incurred in bringing the inventories to their present location and condition.

The cost of inventories is predominantly determined by using the weighted average cost method. Depending on the nature of inventory, the Group also applies the first-in, first-out method in rare cases. The net realizable value represents the estimated sales price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Write-downs of inventories which are considered obsolete or slow moving are computed taking into account their expected future utilization and their net realizable value. The Group also considers other reasons that the cost of inventories may not be recoverable such as damage, obsolescence, expiration date or declines in selling price.

Property, plant and equipment

Owned Assets

Property, plant and equipment, including leasehold improvements are recorded in the Statement of Financial Position at their acquisition price, net of accumulated depreciation and impairment losses.

The costs of property, plant and equipment comprise all directly attributable costs.

After initial measurement, property, plant and equipment is carried at cost less accumulated depreciation and impairment, except for land which is carried at cost less impairment.

Depreciation is calculated using the straight-line method over the estimated useful life of the asset, which the Group reviews at each balance sheet date. Costs related to repair and maintenance activities are expensed in the period in which they are incurred unless leading to an extension of the original lifetime or capacity. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset.

Subsequent costs are not recognized as assets unless it is probable that future economic benefits associated with those costs will flow to the Group and those costs can be measured reliably. Borrowing costs attributable to the financing of items of property, plant and equipment, and incurred during the construction period, are capitalized as part of the acquisition cost of the item. Government grants relating to property, plant and equipment are recognized as income evenly over the expected useful life of the related asset.

The straight-line depreciation is based on the following useful lives of the asset:

Buildings	15 to 41 years
Technical equipment and machinery	3 to 15 years
Office furniture and equipment	3 to 10 years

The costs included in property, plant and equipment related to assets under construction are not depreciated until the assets are placed into service by the Group. Upon sale or retirement, the costs and the related accumulated depreciation are removed from the respective accounts and any gain or loss is included in other operating income and expenses.

Leases

The Group leases various offices, laboratories equipment and cars. The Group determines whether an arrangement constitutes or contains a lease at inception, which is based on the substance of the arrangement. The arrangement constitutes or contains a lease if fulfillment is dependent on the use of a specific asset and the arrangement conveys a right to use the asset, even if that asset is not explicitly specified in the arrangement.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group.

The right-of use asset is depreciated over the shorter of the asset’s useful life or the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments) less any lease incentives receivable;
●	variable lease payments that are based on an index or a rate;
●	amounts expected to be payable by the lessee under residual value guarantees;
●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option;
●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the Group´s incremental borrowing rate at the lease commencement date is used, which is based on an assessment of interest rates, the Group would have to pay to borrow funds in the relevant country, including the consideration of factors such as the nature of the asset, its location, as well as the duration of the lease.

After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made.

In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received;
●	any initial direct costs;
●	restoration costs.

The right-of-use assets are subsequently accounted for using principles for property, plant and equipment.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the income statement. The Group defines short-term leases as leases with a lease term of 12 months or less. Low-value assets comprise IT-equipment and small items of office furniture considered to be of low value (i.e., less than € 5,000).

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal.

Leases

Leases

The Group leases various offices, laboratories equipment and cars. The Group determines whether an arrangement constitutes or contains a lease at inception, which is based on the substance of the arrangement. The arrangement constitutes or contains a lease if fulfillment is dependent on the use of a specific asset and the arrangement conveys a right to use the asset, even if that asset is not explicitly specified in the arrangement.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group.

The right-of use asset is depreciated over the shorter of the asset’s useful life or the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments) less any lease incentives receivable;
●	variable lease payments that are based on an index or a rate;
●	amounts expected to be payable by the lessee under residual value guarantees;
●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option;
●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the Group´s incremental borrowing rate at the lease commencement date is used, which is based on an assessment of interest rates, the Group would have to pay to borrow funds in the relevant country, including the consideration of factors such as the nature of the asset, its location, as well as the duration of the lease.

After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made.

In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received;
●	any initial direct costs;
●	restoration costs.

The right-of-use assets are subsequently accounted for using principles for property, plant and equipment.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the income statement. The Group defines short-term leases as leases with a lease term of 12 months or less. Low-value assets comprise IT-equipment and small items of office furniture considered to be of low value (i.e., less than € 5,000).

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal.

Goodwill and intangible assets

Goodwill

The Group measures goodwill at the acquisition date as being the excess of:

●	Aggregate of the fair value of the consideration transferred and any recognized amount for non-controlling interests and any previous interest held, and
●	the net identifiable assets acquired and liabilities assumed.

If a preceding analysis of a purchase price allocation (PPA) results in the cost of acquisition being less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Income Statement (bargain purchase or negative goodwill).

Intangible Assets

Intangible assets with definite useful lives are recorded at cost and amortized using the straight-line method over the estimated useful lives of the assets.

Intangible assets other than goodwill with finite useful lives are tested for impairment whenever there is an indication that the asset may be impaired. If the recoverable amount of the asset is less than the carrying amount, an impairment loss is recognized. If the reason for a previously recognized impairment loss no longer exists, the impairment loss is reversed and the carrying amount of the asset is increased to its amortized cost.

Amortization of other intangible assets is recognized in the income statement within the relevant classification of expense by function.

Impairment losses are recognized separately in the Group´s income statement. The useful lives are as follows:

Trademarks	2 to 10 years
Internally generated developed technologies	3 to 10 years
Acquired technologies	3 to 5 years
Patents & licenses	5 to 15 years
Customer List	5 to 8 years

Internally generated Development expenditures (IP R&D)

Internally generated development expenses are recognized as an intangible asset if and only if all the following criteria can be demonstrated:

●	technical feasibility of completing the project
●	the Group´s intention to complete the project
●	the Group´s ability to use the project
●	the probability that the project will generate future economic benefits
●	the availability of adequate technical, financial and other resources to complete the project
●	the ability to measure the development expenditure reliably

Due to the risks and uncertainties relating to regulatory approval and to the research and development process for pharmaceutical products, the six criteria for capitalization are usually considered not to have been met until the product has obtained marketing approval from the regulatory authorities. Consequently, internally generated development expenses arising before marketing approval has been obtained, mainly the cost of clinical trials, are generally expensed as incurred within research and development expenses.

Internally generated Development expenditures (other than IP R&D)

Capitalized development expenditures are stated at cost less accumulated amortization and impairment losses. Internally generated development expenses are recognized as an intangible asset if the criteria listed under “Internally generated Research and Development (IP R&D)” are met. They are amortized on a straight-line basis over the estimated useful lives of the intangible assets.

Separately acquired Research and Development (IP R&D)

Payments for separately acquired research and development are capitalized within other intangible assets provided that they meet the definition of an intangible asset:

●	expected to provide future economic benefits for the Evotec,
●	a resource that is controlled by Evotec and,
●	identifiable (i.e., it is either separable or arises from contractual or legal rights).

The Group believes that the first condition for capitalization (the probability that the expected future economic benefits from the asset will flow to the entity) is considered to be satisfied for separately acquired research and development. Consequently, upfront and milestone payments to third parties related to pharmaceutical products for which marketing approval has not yet been obtained are recognized as intangible assets, and amortized on a straight-line basis over their useful lives beginning when marketing approval is obtained.

Payments under research and development arrangements relating to access to technology or to databases, and payments made to purchase generics dossiers, are also capitalized, and amortized over the useful life of the intangible asset. Subcontracting arrangements, payments for research and development services, and continuous payments under research and development collaborations which are unrelated to the outcome of that collaboration, are expensed over the service term.

Other intangible assets not acquired in a business combination

Licenses other than those related to pharmaceutical products and research projects, in particular software licenses, are capitalized at acquisition cost, including any directly attributable cost of preparing the software for its intended use. Software licenses are amortized on a straight-line basis over their useful lives.

Internally generated costs incurred to develop or upgrade software are capitalized if the recognition criteria are satisfied, and amortized on a straight-line basis over the useful life of the software from the date on which the software is ready for use.

Other intangible assets acquired in a business combination

Other intangible assets acquired in a business combination (R&D, technologies and technologies platforms, licenses and patents etc.) that are reliably measurable are identified separately from goodwill, measured at fair value, and capitalized within other intangible assets at the acquisition date and subsequently amortized over their useful lives.

Impairment

Goodwill

Goodwill is not amortized but is tested for impairment annually and whenever impairment indicators are identified. Internal or external sources of information are considered indicators that an asset or a Cash Generating Unit (CGU) or groups of CGUs may be impaired. An impairment loss is recognized in the Consolidated Income Statement whenever and to the extent that the carrying amount of a cash generating unit exceeds the unit’s recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use.

Intangible Assets

Intangible assets that are subject to amortization are reviewed for impairment whenever triggering events or changes in circumstances indicate that the carrying value may not be recoverable. Additionally, intangible assets with an indefinite useful life and intangible assets that are not yet available for use (such as R&D projects) are tested annually for impairment.

Financial instruments

Non-derivative financial assets

Non-derivative financial assets comprise cash and cash equivalents, receivables and other financial assets including derivatives.

Recognition and initial measurement:

Non-derivative financial assets are recognized when the Group becomes a party to the contractual provisions of the instrument.

Purchases and sales of non-derivative financial assets in the normal course of business are accounted for at the trade date.

Dividend and interest income are recognized when earned. Gains or losses, if any, are recorded in other financial income and other financial expense.

Non-derivative financial assets are derecognized when the rights to receive cash flows from the asset have expired or the Group has transferred its rights to receive cash flows from the asset. At initial recognition, the Group measures non-derivative financial assets at their fair value, plus, in the case of a financial asset not measured at fair value through profit or loss (FVtPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVtPL are expensed in the Consolidated Income Statement.

Classification and subsequent measurement:

The Group classifies its non-derivative financial assets in the following measurement categories:

●	those that are measured subsequently at fair value;
●	those that are measured at amortized cost.

In assessing the classification, the Group considers the business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will be recorded in either the Consolidated Income Statement (FVtPL) or in Other Comprehensive Income (FVtOCI).

For debt investments, assets are reclassified between FVtOCI, FVtPL and amortized cost only when its business model for managing those assets changes.

Offsetting of financial instruments

Financials assets and liabilities are only offset, and the net amount presented in the consolidated statement of financial position when, and only when, the Group has the legal right to offset the amounts and either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Cash and cash equivalents

Cash and cash equivalents include cash balances, certain money market funds and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash.

Other financial assets

Other financial assets include convertible loans, derivatives and deposits.

Debt instruments

Debt instruments include those subsequently carried at amortized cost, those carried at FVtPL or those carried at FVtOCI.

Classification depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset.

Debt instruments that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost and are subject to impairment. Interest income from these financial assets is included in Finance income using the effective interest rate method.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Debt instruments that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVtOCI and subject to impairment.

Movements in the carrying amounts are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses, which are recognized in the Consolidated Income Statement.

When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to the Consolidated Income Statement. Interest income from these financial assets is included in financial income using the effective interest rate method. Debt instruments that do not meet the criteria for amortized cost or FVtOCI are measured at FVtPL. A gain or loss on a debt investment that is subsequently measured at FVtPL is recognized in the Consolidated Income Statement in the period in which it arises.

Other Equity investments where the Group does not possess control or significant influence

For those equity investments over which the Group has neither control nor significant influence and which are therefore measured in accordance with IFRS 9, classification will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVtOCI).

For those equity investments over which the Group has neither control, joint control nor significant influence and which are therefore measured in accordance with IFRS 9, both FVtOCI and FVtPL, the Group follows the following hierarchy determined by the unique nature of the investments. Observable market prices are the primary method when available. When these are not available but there has been an external financing round or a capital transaction with a new investor of the equity investment in which the Group did not participate, this would be taken into account.

In the absence of such an event, the Group assesses qualitative factors, such as scientific progress, as well as an analysis of the cash position of the investment. In case of promising scientific development, the acquisition costs are considered to be the best estimate of the fair value. Should the investment be a possible going concern risk with no further positive qualitative factors, the Group uses Net Asset Value as a proxy for the fair value of the investment.

The investments in early-stage companies are mainly of a strategic nature and are made for the purpose of promoting new business models and, in particular, the development of products and/or technology platforms in pharmaceutical research.

Where the Group has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to the Consolidated Income Statement following the derecognition of the investment. Dividends (if any) from such investments continue to be recognized in the Consolidated Income Statement when the Group’s right to receive payments is established.

Debt and other financial liabilities

Debt and other financial liabilities, excluding derivative financial liabilities and provisions, are initially measured at fair value and, in the case of debt and payables, net of directly attributable transaction costs. Debt and other financial liabilities are subsequently measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate.

Debt and other financial liabilities are derecognized when the obligation under the liability is discharged, cancelled or has expired.

Derivative financial instruments

All derivative financial instruments are accounted for at the trade date and classified as current or non-current assets or liabilities based on the maturity date or the early termination date.

The Group measures all derivative financial instruments at fair value that is derived from the market prices of the instruments, calculated on the basis of the present value of the estimated future cash flows based on observable interest yield curves, basis spread, credit spreads and foreign exchange rates, or derived from option pricing models, as appropriate.

Gains or losses arising from changes in fair value of derivative financial instruments are recognized in the Consolidated Income Statement. The Group does not apply hedge accounting in accordance with IFRS 9 nor IAS 39.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for trade receivables, debt investments carried at fair value through other comprehensive income (FVtOCI) and amortized costs. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive.

For all trade receivables and contract assets, the Group applies the IFRS 9 simplified approach to measuring ECLs.

To measure the ECLs on trade receivables and contract assets, the Group takes into account credit-risk concentration, collective debt risk based on average historical losses as well as days past due.

The Group also may factor in specific circumstances such as serious adverse economic conditions in a specific country or region, and other forward-looking information.

The Group may also apply individual credit losses on identified trade account receivables or contract assets depending on individual circumstances.

Other financial income and expense

Financial income comprises interest income on funds invested (including financial assets), dividend income, net gains on the disposal of financial assets, net fair value gains on financial assets at FVtPL, net gains on the remeasurement to fair value of any pre-existing interest in an acquiree, and net gains on foreign exchange impacts that are recognized in the Consolidated Income Statement.

Other financial income is recognized on an accrual basis in the Consolidated Income Statement, using the effective interest method. Dividend income is recognized in the Consolidated Income Statement on the date that the Group’s right to receive payment is established, which in the case of quoted securities is normally the ex-dividend date.

Other financial expenses comprise interest expenses on borrowings, unwinding of the discount on provisions and contingent consideration, losses on disposal of financial assets, net fair value losses on financial assets at FVtPL, impairment losses recognized on financial assets (other than trade receivables), net interest expenses related to defined-benefit plans, interest on lease liabilities and net losses on foreign exchange impacts that are recognized in the Consolidated Income Statement.

Evotec’s interest expenses relate primarily to financial liabilities measured at amortized cost.

Investments accounted for using the equity method

The Group, in the course of its business, may enter into arrangements where it will exercise joint control over entities resulting in classifying these operations as joint ventures or joint operations depending on the rights and obligations arising from the contractual arrangement.

Alternatively, it may enter into arrangements where it holds 20 to 50 percent of the voting rights and exercises significant influence resulting in these companies being classified as associate companies.

Investments in associates and joint ventures are accounted for using the equity method.

The Group’s share of profit of joint ventures is classified within non-operating profit as these operations do not form an integral part of the Group’s financial performance, reflecting its non-core business activities.

The Group’s share of profit (loss) of associates is classified below Operating profit.

Goodwill arising from an acquisition is included in the carrying amount of the investments in joint ventures and associated companies.

Equity accounting is discontinued when the carrying amount of the investment together with any long-term interest in a joint venture or in an associate reaches zero, unless the Group has either incurred or guaranteed additional obligations in respect of the joint venture or associate.

Impairment of Joint Ventures and Associates

The Group tests investments in joint ventures and associates for which it does not possess control, but has significant influence for impairment on a regular basis and when there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the net investment.

Objective evidence of impairment includes but is not limited to the net asset value being below carrying amount, absence of scientific progress, significant financial difficulties of the joint venture, associate or information about significant changes with an adverse effect that have taken place in the economic environment in which it operates and indicates that the carrying amount may not be recovered.

Employment, Post-Employment Benefits and Share Compensation Plans

Short-term employee benefits

Short-term employment obligations are measured on an undiscounted basis and are expensed as the related service is provided. The Group recognizes a liability and an expense for bonuses and incentives based on a formula that takes into consideration the profit attributable to the Group´s shareholders after certain adjustments.

Defined contributions schemes

A defined-contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined-contribution pension plans are recognized as an employee benefit expense in the income statement in the periods during which services are rendered by employees. The Group´s contribution rate is employee-specific and depends on the amount of an employee’s contribution and the relevant legislation.

Defined benefits schemes and Jubilee provisions

A defined-benefit plan is a post-employment benefit plan other than a defined-contribution plan. Plans for which the Group has no legal or constructive obligation to pay further amounts, but to which it does pay non-fixed contributions, are also treated as a defined-benefit plan.

The net pension asset or liability recognized in the consolidated statement of financial position in respect of defined-benefit post-employment plans is the fair value of plan assets less the present value of the projected defined-benefit obligation at the balance sheet date.

The defined-benefit obligation is calculated annually by qualified actuaries using the projected unit credit method. Recognized assets are limited to the present value of any reductions in future contribution or any future refunds.

The net pension liability (asset) is presented as a long-term provision; no distinction is made for the short-term portion. Pension costs in respect of defined-benefit post-employment plans primarily represent the increase of the actuarial present value of the obligation for post-employment benefits based on employee service during the year and the interest on the net recognized asset or liability in respect of employee service in previous years. Remeasurements of the net defined-benefit asset or liability comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (excluding interest). The Group recognizes all remeasurements in other comprehensive income and reclassifies them later to the Group´s income statement.

The Group recognizes gains and losses on the settlement of a defined-benefit plan when the settlement occurs. The gain or loss on settlement is the difference between the present value of the defined-benefit obligation being settled, as determined on the date of settlement, and the settlement price, including any plan assets transferred and any payments made directly by the Group in connection with the settlement. Past service costs arising from the introduction of a change to the benefit payable under a plan or a significant reduction of the number of employees covered by a plan (curtailment) are recognized in full in the consolidated income statement.

The Group´s net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods, such as jubilee entitlements. That benefit is discounted to determine its present value. Remeasurements are recognized in the consolidated income statement in the period in which they arise.

Other long term employment benefits

Other long-term employment benefits include long-service leave or sabbatical leave, medical aid, jubilee or other long-service benefits, long-term disability benefits and, if they are not expected to be settled wholly within twelve months after the year end, profit sharing, variable and deferred compensation. The measurement of these obligations differs from defined benefit plans in that all remeasurements are recognized immediately in the statement of income.

Stock Options and SPAs

The Group operates various equity-settled share-based compensation plans for which the Company applies the regulations of IFRS 2. The fair value of the employee services received in exchange for the grant of the options or shares is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instruments granted. The amounts are charged to the income statement over the relevant vesting periods and adjusted to reflect actual and expected levels of vesting. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

All plans are settled in shares. The grant-date fair value of equity-settled share-based payment awards granted to employees is recognized as personnel expense, with a corresponding increase in equity, over the vesting period of the award.

The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

The expense or income in the consolidated income statement for a period represents the movement in cumulative expense recognized at the beginning and end of that period. Service and non-market performance conditions are not taken into account when determining the grant-date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group´s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant-date fair value.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met.

When an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss. The dilutive effect of outstanding options and shares is reflected as additional share dilution in the computation of diluted earnings per share.

Stock Options and Share Performance Awards

Stock Options and SPAs

The Group operates various equity-settled share-based compensation plans for which the Company applies the regulations of IFRS 2. The fair value of the employee services received in exchange for the grant of the options or shares is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instruments granted. The amounts are charged to the income statement over the relevant vesting periods and adjusted to reflect actual and expected levels of vesting. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

All plans are settled in shares. The grant-date fair value of equity-settled share-based payment awards granted to employees is recognized as personnel expense, with a corresponding increase in equity, over the vesting period of the award.

The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.

The expense or income in the consolidated income statement for a period represents the movement in cumulative expense recognized at the beginning and end of that period. Service and non-market performance conditions are not taken into account when determining the grant-date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group´s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant-date fair value.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met.

When an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss. The dilutive effect of outstanding options and shares is reflected as additional share dilution in the computation of diluted earnings per share.

Provisions

Provisions are recognized if as a result of past events, the Group has:

–	a present legal or constructive obligation,
–	the amount can be estimated reliably, and,
–	it is more likely than not that an outflow of resources will be required to settle the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money.

A provision for onerous contracts is recognized when the expected benefits to be derived by the Group from such a contract are lower than the unavoidable expenses of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected expenses of terminating the contract and the expected net expense of continuing with the contract. Before a provision is established, the Group recognizes any impairment expense on the assets associated with that contract.

Fair Value of financial assets and liabilities

For financial reporting purposes, financial instruments are categorized into Level 1, 2 or 3, based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are as follows:

-	Level 1 – inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets that the company can access at the measurement date.
-	Level 2 – all significant inputs (other than quoted prices included within Level 1) are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).
-	Level 3 – one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, for the asset or liability.

Transfers between levels of the fair value hierarchy are recognized at the end of the reporting period during which the change has occurred.

Specific valuation techniques used to value financial instruments include:

Level 1

Instruments included in level 1 are comprised primarily of listed equity investments classified as financial assets carried at fair value through profit or loss or carried at fair value through other comprehensive income. The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Level 2

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives or convertible bond instruments) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are based on observable market data, the instrument is included in level 2. The fair value of derivatives is calculated as the present value of the estimated future cash flows based on observable interest yield curves, basis spread and foreign exchange rates.

The fair value of debt is estimated on the basis of the quoted market prices for certain issuances, or on the basis of discounted cash flow analysis using market rates.

Level 3

If one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, the instrument is included in level 3.

The fair value of contingent consideration is dependent on the terms of the respective acquisition agreement that may require the Group to pay additional consideration to former shareholders if specified future events occur or conditions are met.

The fair value measurement is based on management’s estimates and assumptions and hence classified as Level 3 in the fair value hierarchy.

Earnings per share

Basic EPS is calculated by dividing the Net income (loss) attributable to shareholders by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the Net income (loss) attributable to shareholders and the weighted average number of common shares outstanding during the period, adjusted for own shares held, for the effects of all dilutive potential common shares, which comprises forward purchase contracts, restricted shares, performance shares and share options granted to employees.

Diluted net income per share is computed by dividing the surplus attributable to shareholders of Evotec SE, by the weighted-average number of ordinary shares and share equivalents outstanding for the period determined using the treasury-stock method. For purposes of this calculation, stock options and SPA are common stock equivalents and are only included in the calculation of diluted net income per share when their effect is dilutive.